Leases - Schedule of reconciliation of lease liability (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of reconciliation of lease liability [Abstract]
Balance, beginning of year	$ 0
Acquisition of lease	737,506
Principal reduction in lease liability	(42,289)	$ 0	$ 0
Finance costs	55,795
Effect of foreign exchange	(145,407)
Balance, end of year	$ 605,605	$ 0